LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 829,441	¥ 600,734
Long-term loans guaranteed by William Wei Huang, Director and CEO of the Company	0	9,500
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	124,428	67,433
Property and equipment, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	698,922	512,566
Prepaid land use rights
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 6,091	¥ 20,735